Concentration of Credit Risk (Q3)	9 Months Ended
Sep. 30, 2020
Concentration of Credit Risk [Abstract]
Concentration of Credit Risk
NOTE (14) – Concentration of Credit Risk

As of September 30, 2020, the Bank has significant concentration of deposits with two customers that accounted for approximately 13% of its deposits, of which 8% belongs to one customer who has been banking with the Bank for more than 15 years.  The Bank expects to maintain this relationship with this long-time customer.